UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

(Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 75.56%

Commerce-Banks Central US - 9.01%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	$ 63,606
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	50,524
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,644
		164,774
Commerce-Banks Eastern US - 20.21%
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,542
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,259
50,000	Discover Bank CD, 1.450%, 03/01/2017	51,047
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,701
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,671
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,713
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,832
		369,765
Commercial Banks-Non US - 4.11%
75,000	Abbey National Treasury Service, 2.875%, 04/25/2014	75,117

Communications Services, NEC - 1.10%
20,000	Vodafone Group Plc, 1.625%, 03/20/2017	20,212

Computer Equipment - 1.37%
25,000	Hewlett Packard Co., 1.550%, 05/30/2014	25,034

Diversified Banking Institution - 15.38%
75,000	Bank of America Corp., 4.500%, 04/01/2015	77,811
100,000	Citigroup, Inc., 5.000%, 09/15/2014	101,936
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	23,974
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,705
50,000	Morgan Stanley, 3.450%, 11/02/2015	51,908
		281,334
Electric & Other Services Combined - 1.10%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,136

Finance Investor Broker-Banker - 5.97%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	109,301

Multi-Line Insurance - 2.76%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	50,555

Printing-Commercial - 1.64%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	30,000

Sovereign Agency - 5.54%
20,000	Federal National Mortgage Association, 2.000%, 08/28/2028	20,013
80,000	Federal National Mortgage Association, 2.625%, 11/20/2014	81,263
		101,276
Steel-Producers - 2.84%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	51,875

Telephone-Integrated - 1.81%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	33,188

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.36%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	24,964

Wholesale-Hardware - 1.36%
25,000	Intel Corp., 1.35%, 12/15/2017	24,831

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,364,958) - 75.56%		1,382,362

EXCHANGE TRADED FUNDS - 9.76%

Government/Agency Bonds - 5.51%
900	iShares Lehman TIPS Bond	100,890

Mortgage Backed Securities - 4.24%
1,500	Vanguard Mortgage-Backed Securities	77,580

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $170,977) - 9.76%		178,470

REAL ESTATE INVESTMENT TRUSTS - 5.74%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	105,016

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 5.74%		105,016

REVENUE BONDS - 2.29%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 3.875%, 02/01/2017	41,848

TOTAL FOR REVENUE BONDS (Cost $50,125) - 2.29%		41,848

SHORT TERM INVESTMENTS - 5.88%
107,642	Federated Prime Obligation Fund-Institutional Shares 0.02% ** (Cost $107,642)	107,642

TOTAL INVESTMENTS (Cost $1,791,202) - 99.22%		$ 1,815,338

OTHER ASSETS LESS LIABILITIES - 0.78%		14,179

NET ASSETS - 100.00%		$ 1,829,517

** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,791,202 amounted to $24,135, which consisted of aggregate gross unrealized appreciation of $41,684 and aggregate gross unrealized depreciation of $17,549.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$178,470	$0	$0	$178,470
Convertible Bonds	$0	$1,382,362	$0	$1,382,362
REITS	105,016	$0	$0	$105,016
Revenue Bonds	41,848	$0	$0	41,848
Cash Equivalents	$107,642	$0	$0	$107,642
Total	$432,976	$1,382,362	$0	$1,815,338

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 76.28%

Banking - 3.90%
50,000	Sallie Mae/Salt Lake CD, 1.2%, 11/07/2016	$ 50,043

Commerce-Banks Eastern US - 11.76%
100,000	American Express Centurion CD, 1.550%, 12/22/2014	100,722
25,000	Discover Bank CD, 2.05%, 10/09/2018	25,058
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	25,145
		150,925
Commerce-Banks Western US - 3.90%
50,000	GE Capital Financial CD, 1.300%, 06/16/2014	50,086

Commerce-US Banks Domestic - 3.50%
20,000	GE Capital Retail Bank CD, 1.00%, 01/17/2017	19,993
25,000	Goldman Sachs Bank USA CD, 1.00%, 02/06/2017	24,967
		44,960
Commercial Banks-Non US - 7.80%
25,000	Bank of China NYC CD 0.450%, 04/10/2014	25,000
50,000	BBVA US SNR SA Uniper, 3.250%, 05/16/2014	50,161
15,000	Firstbank Puerto Rico CD 0.900%, 06/21/2016	14,975
10,000	Statebank of India CD 0.450%, 06/24/2014	10,000
		100,136
Communications Services, NEC - 2.75%
10,000	AT&T, Inc. Global NT, 1.600%, 02/15/2017	10,068
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,197
		35,265
Computer Equipment - 3.90%
50,000	Hewlett Packard Co., 1.550%, 05/302014	50,068

Diversified Banking Institution - 19.53%
40,000	Ally Bank CD 1.100%, 08/22/2016	40,064
25,000	Bank of America Corp., 1.250%, 01/11/2016	25,131
60,000	Capital One Fin. Corp., 1.000%, 11/06/2015	60,085
25,000	Citigroup, Inc., 1.250%, 01/15/2016	25,088
40,000	Citigroup, Inc., 1.300%, 04/01/2016	40,150
10,000	JP Morgan Chase & Co. 1.100%, 10/15/2015	10,041
50,000	Morgan Stanley, 4.750%, 04/01/2014	50,000
		250,559
Exploration & Production - 2.34%
30,000	CNOOC Finance 2013, Ltd. SR NT, 1.125%, 05/09/2016	29,991

Finance Investor Broker-Banker - 2.03%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	26,022

Multi-Line Insurance - 3.94%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	50,555

Short Term Corporate - 7.40%
35,000	Nomura Holdings, Inc., 2.00%, 09/13/2016	35,435
60,000	Petrobras Global Fin., 2.000%, 05/20/2016	59,475
		94,910
Travel & Lodging - 2.35%
30,000	Carnival Corp. SR NT, 1.20% 02/05/2016	30,180

Wholesale-Hardware - 1.17%
15,000	Dell, Inc. NT, 2.300%, 09/10/2015	15,075

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $977,810) - 76.28%		$ 978,775

EXCHANGE TRADED FUNDS - 8.45%

Corporate/Preferred - 1.87%
300	Vanguard Short-Term Corporate Bond Index Fund	23,994

Government/Agency Bonds - 6.58%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,450

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.45%		$ 108,444

SHORT TERM INVESTMENTS - 14.78%
189,595	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $189,595)	189,595

TOTAL INVESTMENTS (Cost $1,275,054) - 99.51%		1,276,814

OTHER ASSETS LESS LIABILITIES - 0.49%		6,280

NET ASSETS - 100.00%		$ 1,283,094

** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,275,054 amounted to $1,758, which consisted of aggregate gross unrealized appreciation of $6,709 and aggregate gross unrealized depreciation of $4,951.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,444	$0	$0	$108,444
Convertible Bonds	$0	$978,775	$0	$978,775
Cash Equivalents	$189,595	$0	$0	$189,595
Total	$298,039	$978,775	$0	$1,276,814

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 19.44%

Aircraft - 0.55%
150	Boeing Co.	$ 18,824

Beverages - 0.73%
300	Pepsico, Inc.	25,050

Computer Storage Devices - 0.48%
600	EMC Corp.	16,446

Converted Paper & Paperboard Products - 0.97%
300	Kimberly Clark Corp.	33,075

Crude Petroleum & Natural Gas - 1.53%
200	Anadarko Petroleum Corp.	16,952
300	Antero Resources Corp. *	18,780
200	Apache Corp.	16,590
		52,322
Electric Services - 1.90%
900	PPL Corp.	29,826
800	Southern Co.	35,152
		64,978
Electrical Work - 0.22%
200	Quanta Services, Inc. *	7,380

Electronic Connectors - 0.80%
300	Amphenol Corp. Class-A	27,495

Egines & Turbines - 0.87%
200	Cummins, Inc.	29,798

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.97%
400	Beam, Inc.	33,320

Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.33%
200	Agilent Technologies, Inc.	11,184

Measuring & Controlling Devices - 0.68%
600	Trimble Navigation, Ltd. *	23,322

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.45%
800	V.F. Corp.	49,504

National Commercial Banks - 0.73%
500	Wells Fargo & Co.	24,870

Oil & Gas Field Machinery & Equipment - 0.45%
200	National Oilwell Varco, Inc.	15,574

Petroleum Refining - 0.56%
400	HollyFrontier Corp.	19,032

Pharmaceutical Preparations - 0.51%
600	Zoetis, Inc.	17,364

Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.76%
300	Eastman Chemical Co.	25,863

Railroads, Line-Haul Operating - 0.60%
200	Kansas City Southern	20,412

Retail-Variety Stores - 0.65%
200	Costco Wholesale Corp.	22,336

Semiconductors & Related Devices - 0.98%
700	Microchip Technology, Inc.	33,432

Services- Equipment Rental & Leasing - 0.55%
200	United Rentals, Inc. *	18,988

Services-Prepackaged Software - 1.04%
600	3D Systems Corp. *	35,490

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.24%
100	Procter & Gamble Co.	8,060

Telephone Communications - 0.54%
100	Equinix, Inc. *	18,484

Wholesale-Drugs, Proprietaries - 0.38%
200	AmerisourceBergen Corp.	13,118

TOTAL FOR COMMON STOCK (Cost $548,754) - 19.44%		$ 665,721

EXCHANGE TRADED FUNDS - 12.42%

Equity: Large Cap - .20%
100	WisdomTree Total Earnings	$ 6,775

Growth: Large Cap - 1.10%
200	iShares Core S&P 500	37,628

Growth: Mid Cap - 5.01%
2,000	iShares Russell Midcap Growth Index Fund	171,600

Sector Fund: Energy - 0.26%
200	iShares S&P North American Natural Resources	8,862

Sector Fund: Health & Biotech - 2.56%
100	iShares Nasdaq Biotechnology	23,640
200	iShares U.S. Healthcare ETF	24,606
400	iShares U.S. Medical Devices ETF	39,524
		87,770
Sector Fund: Real Estate - 1.62%
400	iShares Dow Jones US Real Estate	27,068
400	Vanguard REIT Index	28,248
		55,316
Sector Fund: Undefined Equity - 1.68%
700	Consumer Staples Select Sector SPDR	30,142
100	iShares Dow Jones Basic Materials Sector	8,327
350	Market Vectors-Agribusiness	19,026
		57,495

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $281,056) - 12.42%		$ 425,446

OPEN-END MUTUAL FUNDS - 58.50%

6,711	AF Fundamental Investors Fund Class F-1	$ 345,608
15,345	Brown Advisory Growth Equity Fund Institutional	287,574
2,611	Calamos Growth Fund Class-A	122,919
8,203	Franklin Rising Dividends Fund Class-A	402,088
3,022	Heartland Select Value	103,455
3,583	Mairs & Power Growth Fund	403,112
14,272	Yacktman Funds	338,523

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,114,394) - 58.50%		$ 2,003,279

REAL ESTATE INVESTMENT TRUSTS - 3.73%

500	American Tower Corp.	$ 40,935
300	Boston Properties, Inc.	34,359
500	HCP, Inc.	19,395
75	Public Storage, Inc.	12,637
700	Weyerhaeuser Co.	20,545

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $118,846) - 3.73%		$ 127,871

SHORT TERM INVESTMENTS - 5.82%
199,423	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $199,423)	199,423

TOTAL INVESTMENTS (Cost $2,262,474) - 99.92%		3,421,740

OTHER ASSETS LESS LIABILITIES - 0.08%		2,908

NET ASSETS - 100.00%		$ 3,424,648

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,262,474 amounted to $1,159,262, which consisted of aggregate gross unrealized appreciation of $1,178,827 and aggregate gross unrealized depreciation of $19,565.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$665,721	$0	$0	$665,721
Exchange Traded Funds	$425,446	$0	$0	$425,446
REIT	$127,871	$0	$0	$127,871
Mutual Funds	$2,003,279	$0	$0	$2,003,279
Cash Equivalents	$199,423	$0	$0	$199,423
Total	$3,421,740	$0	$0	$3,421,740

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 8.74%

Crude Petroleum & Natural Gas- 0.45%
3,000	Pengrowth Energy Corp.	$ 18,240

Footwear, (No Rubber) - 0.88%
1,000	Steve Madden Ltd. *	35,980

Mining & Quarrying of Nonmetals - 0.75%
800	U.S. Silica Holdings, Inc.	30,536

Miscellaneous Food Preparation - 1.37%
4,000	Inventure Foods, Inc. *	55,920

Perfumes, Cosmetics & Other Toiletries - 0.36%
500	United Guardian, Inc.	14,625

Petroleum Refining - 0.52%
250	BP Prudhoe Bay Royalty Trust Co.	21,110

Pharmaceutical Preparations- 0.68%
13,000	Apricus Biosciences, Inc. *	27,950

Retail-Auto Dealers & Gasoline - 0.92%
1,200	CST Brands, Inc.	37,488

Services-Equipment Rental & Leasing - 0.23%
100	United Rentals, Inc. *	9,494

Services-Commercial Physical & Biological Research - 0.92%
700	Paraxel International Corp. *	37,863

Surgical & Medical Instruments - 0.29%
200	ICU Medical, Inc. *	11,976

Telephone Communications - 0.65%
25,000	Elephant Talk Communications Corp. *	26,500

Wholesale-Hardware & Plumbing - 0.73%
300	Watsco, Inc.	29,973

TOTAL FOR COMMON STOCK (Cost $299,135) - 8.74%		$ 357,655

EXCHANGE TRADED FUNDS - 30.96%

Growth: Small Cap - 15.82%
1,300	iShares MicroCap ETF	100,490
4,600	iShares S&P Smallcap 600 Growth	547,308
		647,798
Sector Fund: Utility - 0.42%
700	PowerShares Global Water Portfolio	17,017

Value: Mid Cap - 1.09%
500	WisdomTree Midcap Earnings Fund	44,428

Value: Small Cap - 13.64%
1,000	iShares Russell 2000 Value Index Fund	100,840
6,700	WisdomTree Smallcap Dividend Fund	457,342
		558,182

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $850,836) - 30.96%		$ 1,267,425

OPEN-END MUTUAL FUNDS - 51.13%

9,535	Columbia Acorn Fund Class-Z	$ 355,752
9,265	Franklin MicroCap Value Fund Class-A	370,226
4,991	Keeley Small Cap Value Fund Class-A	191,117
7,684	Satuit Capital MicroCap Fund Class-A	285,135
13,178	The Aberdeen Small Cap Fund Class-A *	305,194
65,795	Wasatch Smallcap Value Fund *	382,270
11,164	William Blair Value Discovery Fund I	203,408

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,418,659) - 51.13%		$ 2,093,102

REAL ESTATE INVESTMENT TRUSTS - 2.22%
700	Eastgroup Properties, Inc.	44,037
2,500	Medical Properties Trust, Inc.	31,975
700	One Liberties Properties, Inc.	14,924

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $75,266) - 2.22%		$ 90,936

SHORT TERM INVESTMENTS - 6.86%
280,618	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $280,618)	280,618

TOTAL INVESTMENTS (Cost $2,975,467) - 99.91%		4,089,736

OTHER ASSETS LESS LIABILITIES - 0.09%		3,826

NET ASSETS - 100.00%		$ 4,093,562

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,975,467 amounted to $1,200,217, which consisted of aggregate gross unrealized appreciation of $1,220,931 and aggregate gross unrealized depreciation of $20,714.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$357,655	$0	$0	$357,655
Exchange Traded Funds	$1,267,425	$0	$0	$1,267,425
REITS	$90,936	$0	$0	$90,936
Mutual Funds	$2,093,102	$0	$0	$2,093,102
Cash Equivalents	$280,618	$0	$0	$280,618
Total	$4,089,736	$0	$0	$4,089,736

	Staar International Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 5.58%

Agricultural Chemicals - 0.40%
300	Potash Corp. of Saskatchewan, Inc.	$ 10,866

Agriculture Production-Crops - 0.60%
2,000	Adecoagro S.A. *	16,320

Beverages - 1.37%
300	Diageo Plc ADR	37,377

Crude Petroleum & Natural Gas - 0.44%
2,000	Pengrowth Energy Corp.	12,160

Meat Packing Plants - 0.88%
1,200	BRF Brasil Foods S.A. ADR	23,976

Petroleum Refining - 0.93%
900	Statoil ASA ADR	25,398

Services-Equipment Rental & Leasing - 0.70%
500	Textainer Group Holding, Ltd.	19,135

Telephone Communication - 0.27%
7,000	Elephant Talk Communications Corp. *	7,420

TOTAL FOR COMMON STOCK (Cost $134,267) - 5.58%		$ 152,652

EXCHANGE TRADED FUNDS - 23.27%

Emerging Markets: Equity - 2.40%
1,600	iShares MSCI Emerging Markets Index Fund	$ 65,616

Equity: Blend - 1.92%
1,100	WisdomTree DIEFA High Yield Equity Fund	52,525

Equity: Large Cap - 6.13%
500	WisdomTree International Dividend Top 100 Fund	24,620
2,200	WisdomTree International Small Cap Dividend Fund	143,066
		167,686
Larger: Company Hedge - 1.19%
1,200	DB X-Trackers MSCI EAFE Hedged Equity Fund	32,556

International Country Fund - 5.95%
1,200	iShares MSCI Australia Index Fund	31,044
200	iShares MSCI Brazil Index Fund	9,007
500	iShares MSCI Chile Index Fund	14,775
1,400	iShares MSCI Malaysia Index Fund	21,910
1,700	iShares MSCI Singapore Index Fund	22,202
600	iShares MSCI Sweden Index Fund	21,972
500	WisdomTree Australia Dividend Fund	30,530
600	WisdomTree India Earnings Fund	11,376
		162,816
International Equity - 2.13%
1,600	Builders Emerging Markets 50 ADR Index	58,182

International Region Fund - 1.23%
600	iShares S&P Latin American 40 Index Fund	21,942
150	SPDR S&P Emerging Asia Pacific ETF	11,568
		33,510
Investment Management - 1.93%
600	iShares MSCI Frontier 100 ETF	21,750
900	iShares MSCI Switzerland Index Fund	30,906
		52,656
Sector Fund: Real Estate - 0.40%
200	Vanguard Global Ex-U.S. Real Estate	10,814

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $586,775) - 23.27%		$ 636,361

OPEN-END MUTUAL FUNDS - 65.89%
6,057	American Europacific Growth Fund Class-F-1	$ 297,389
7,939	Calamos International Growth Class-A	159,413
4,114	Harbor International Institutional Class	295,160
5,100	Putnam International Capital Opportunity Fund Class-A	207,012
13,263	Sextant International Fund	212,603
17,865	T. Rowe Price International Growth & Income Fund	282,623
6,785	Templeton Developing Markets Fund Class-A	149,818
12,685	The Aberdeen International Equity Fund Institutional Service Class	198,144

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,151,670) - 65.89%		$ 1,802,162

SHORT TERM INVESTMENTS - 5.23%
143,085	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $143,085)	143,085

TOTAL INVESTMENTS (Cost $2,015,797) - 99.97%		2,734,260

OTHER ASSETS LESS LIABILITIES - 0.03%		844

NET ASSETS - 100.00%		$ 2,735,104

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,015,797 amounted to $718,463, which consisted of aggregate gross unrealized appreciation of $740,303 and aggregate gross unrealized depreciation of $21,840.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$152,652	$0	$0	$152,652
Exchange Traded Funds	$636,361	$0	$0	$636,361
Mutual Funds	$1,802,162	$0	$0	$1,802,162
Cash Equivalents	$143,085	$0	$0	$143,085
Total	$2,734,260	$0	$0	$2,734,260

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 19.51%

Agriculture Production-Crops - 0.36%
1,500	Adecoagro S.A. *	$ 12,240

Aircraft - 0.56%
150	Boeing Co.	18,824

Beverages - 1.10%
300	Diageo Plc ADR	37,377

Computer Storage Devices - 0.40%
500	EMC Corp.	13,705

Converted Paper & Paper Products (No Containers/Boxes) - 0.33%
100	Kimberly Clark Corp.	11,025

Crude Petroleum & Natural Gas - 2.30%
200	Anadarko Petroleum Corp.	16,952
250	Apache Corp.	20,737
400	Antero Resources Corp. *	25,040
2,500	Pengrowth Energy Corp.	15,200
		77,929
Electric Services - 1.40%
900	PPL Corp.	29,826
400	Southern Co.	17,576
		47,402
Electrical Work - 0.22%
200	Quanta Services, Inc. *	7,380

Electronic Connectors - 0.54%
200	Amphenol Corp. Class-A	18,330

Engines & Turbines - 0.44%
100	Cummins, Inc.	14,899

Instruments For Measure & Testing of Electricity Signals - 0.33%
200	Agilent Technologies, Inc.	11,184

Meat Packing Plants - 0.29%
500	BRF Brasil Goods S.A. ADR	9,990

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.46%
800	V.F. Corp.	49,504

Miscellaneous Food Preparation - 1.44%
3,500	Inventure Foods, Inc. *	48,930

Petroleum Refining - 1.03%
200	Hollyfrontier Corp.	9,516
900	Statoil ASA ADR	25,398
		34,914
Pharmaceutical Preparations - 1.12%
400	Bristol Myers Squibb Co.	20,780
600	Zoetis, Inc.	17,364
		38,144
Plastic Materials, Synthetic Resin & Non Vulcan Elastomers - 0.76%
300	Eastman Chemical Co.	25,863

Retail-Variety Stores - 0.66%
200	Costco Wholesale Corp.	22,336

Retail-Auto Dealers & Gasoline - 0.46%
500	CST Brands, Inc.	15,620

Services-Business Services, NEC - 0.47%
200	Accenture Plc. Class-A	15,944

Services-Equipment Rental & Leasing, NEC - 1.24%
600	Textainer Group Holding Ltd.	22,962
200	United Rentals, Inc. *	18,988
		41,950
Services-Commercial Physical & Biological Research - 0.64%
400	Paraxel International Corp. *	21,636

Services-Prepackaged Software - 1.05%
600	3D Systems Corp. *	35,490

State Commercial Banks - 0.39%
200	Northern Trust Corp.	13,112

Surgical & Medical Instruments - 0.53%
300	ICU Medical, Inc. *	17,964

TOTAL FOR COMMON STOCK (Cost $493,279) - 19.51%		$ 661,692

EXCHANGE TRADED FUNDS - 27.94%

Equity: Large Cap - 0.58%
300	WisdomTree International Small Cap Dividend Fund	19,509

Growth: Large Cap - 0.80%
600	Guggenheim Spin-Off	27,216

Growth: Mid Cap - 5.57%
2,200	iShares Russell Midcap Growth Index Fund	188,760

Growth: Small Cap - 2.41%
300	iShares Russell MicroCap Index Fund	23,190
300	iShares Russell 2000 Index Fund	34,902
200	iShares S&P SmallCap 600 Growth Fund	23,796
		81,888
International Country Fund - 1.72%
1,200	iShares MSCI Australia Index Fund	31,044
900	iShares MSCI Malaysia Index Fund	14,085
1,000	iShares MSCI Singapore Index Fund	13,060
		58,189
International Equity - 0.97%
900	Builders Emerging Markets 50 ADR Index Fund	32,727

International Region Fund - 0.45%
200	SPDR S&P Emerging Asia Pacific Fund	15,424

Investment Management - 0.43%
400	iShares MSCI Frontier 100 ETF	14,500

Larger: Company Hedge - 0.60%
600	DB X-Trackers MSCI EAFE Hedged Equity Fund	16,278

Sector Fund: Energy - 0.39%
300	iShares S&P Global Energy Sector Index Fund	13,131

Sector Fund: Health & Biotech - 3.74%
300	iShares Global Healthcare ETF	27,321
150	iShares NASDAQ Biotechnology Index Fund	35,460
200	iShares US Healthcare ETF	24,606
400	iShares US Medical Devices ETF	39,524
		126,911
Sector Fund: Real Estate - 4.04%
200	iShares US Real Estate Index Fund	13,534
400	iShares US Technology	36,424
300	PowerShares Buyback Achievers	13,056
400	SPDR DJ Global Real Estate ETF	17,472
800	Vanguard REIT Index	56,496
		136,982
Sector Fund: Technology - 1.50%
600	iShares S&P Global Technology Sector Fund	50,706

Sector Fund: Undefined Equity - 2.26%
800	IQ Global Agribusiness Small Cap ETF	21,192
200	iShares S&P Global Consumer Staples Index Fund	17,276
700	Market Vectors-Agribusiness	38,052
		76,520
Sector Fund: Utility - 1.57%
400	iShares Global Infrastructure ETF	16,660
1,500	PowerShares Global Water Portfolio	36,465
		53,125
Value: Mid Cap - 1.05%
400	WisdomTree Midcap Earnings Fund	35,542

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $701,231) - 27.94%		$ 947,408

OPEN-END MUTUAL FUNDS - 40.62%

1,963	American Smallcap World Fund Class-F-1	$ 96,797
7,710	Franklin Mutual Discovery Fund Class-A	261,690
4,095	Franklin Natural Resources Fund Class-A	154,859
12,959	Live Oak Health Sciences Fund	261,893
7,966	Matthews Asian Growth & Income Fund	151,361
877	Permanent Portfolio Fund	38,601
2,188	Vanguard Energy Fund	150,525
1,340	Vanguard Health Care Fund	261,642

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $845,490) - 40.62%		$ 1,377,368

REAL ESTATE INVESTMENT TRUSTS - 4.71%
450	American Tower Corp.	$ 36,842
300	Boston Properties, Inc.	34,359
400	Eastgroup Properties, Inc.	25,164
500	HCP, Inc.	19,395
1,200	Medical Properties Trust, Inc.	15,348
500	One Liberties Properties, Inc.	10,660
300	W.P. Carey, Inc.	18,021

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $151,269) - 4.71%		$ 159,789

SHORT TERM INVESTMENTS - 7.10%
240,860	Federated Prime Obligations Fund-Institutional Shares 0.02%** (Cost $240,860)	240,860

TOTAL INVESTMENTS (Cost $2,432,129) - 99.89%		$ 3,387,117

OTHER ASSETS LESS LIABILITIES - 0.11%		3,848

NET ASSETS - 100.00%		$ 3,390,965

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,432,129 amounted to $954,972, which consisted of aggregate gross unrealized appreciation of $979,171 and aggregate gross unrealized depreciation of $24,199.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$661,692	$0	$0	$661,692
Exchange Traded Funds	$947,408	$0	$0	$947,408
REITS	$159,789	$0	$0	$159,789
Mutual Funds	$1,377,368	$0	$0	$1,377,368
Cash Equivalents	$240,860	$0	$0	$240,860
Total	$3,387,117	$0	$0	$3,387,117

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: May 23, 2014

The STAAR Investment Trust

(Registrant)

Date: May 23, 2014